Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Total	$ 682,589	$ 683,999
Less: accumulated amortization	(663,637)	(613,216)
Net book value	18,952	70,783
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	15,581	15,613
MaNadr App Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	601,933	603,177
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 65,075	$ 65,209